Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Ordinary Shares [Member]
Issuance of cost	$ 248	$ 174